Adjusting Items Included In Profit From Operations - Summary Restructuring Costs of Group's Initiatives Included in Profit from Operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Expense By Nature [Abstract]
Employee benefit costs	£ 49	£ 68	£ 160
Depreciation, amortisation and impairment costs	131	(4)	(11)
Other operating expenses	153	19	1
Business combination integration cost	£ 333	£ 83	£ 150